Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
GOODWILL [Abstract]
Beginning balance	$ 5,625,000	$ 5,908,000
Foreign currency translation adjustment	(91,000)	(283,000)
Ending balance	5,534,000	5,625,000	$ 5,908,000
Impairment loss	0	$ 0	$ 0
Accumulated goodwill impairment	$ 0